UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment |_|; Amendment Number:
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    BVF Inc.
Address: 900 North Michigan Avenue
         Chicago, Illinois 60611

Form 13F File Number: 28-6800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark N. Lampert
Title: President
Phone: (312) 506-6500

Signature, Place, and Date of Signing:

       /s/ Mark N. Lampert, San Francisco, February 14, 2012

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1
                                              -----------------------------

Form 13F Information Table Entry Total:                      20
                                              -----------------------------

Form 13F Information Table Value Total:                $290,766
                                              -----------------------------
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.         Form 13F File Number           Name
    ---         --------------------           ----
    1           28-6770                        BVF Partners L.P.

                                                     Form 13F INFORMATION TABLE
                                                                                                                  VOTING AUTHORITY
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER       ----------------
   NAME OF ISSUER             TITLE OF CLASS    CUSIP   (X$1,000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
   --------------             --------------    -----   ---------    -------   --- ----  ----------  --------  ---------------------
AP PHARMA INC                 COM NEW         00202J203    3,055   13,283,334  SH        DEFINED        1       0    13,283,334  0
ARRAY BIOPHARMA INC           COM             04269X105   17,763    8,223,469  SH        DEFINED        1       0     8,223,469  0
AUTOIMMUNE INC                COM             052776101       13    3,605,297  SH        DEFINED        1       0     3,605,297  0
CADUS CORP                    COM             127639102      364      269,270  SH        DEFINED        1       0       269,270  0
CAPSTONE THERAPEUTICS CORP    COM             14068E109    2,028    7,755,688  SH        DEFINED        1       0     7,755,688  0
FLAMEL TECHNOLOGIES SA        SPONSORED ADR   338488109   10,275    1,972,251  SH        DEFINED        1       0     1,972,251  0
GENVEC INC                    COM NEW         37246C307    2,782    1,194,100  SH        DEFINED        1       0     1,194,100  0
INFINITY PHARMACEUTICALS INC  COM             45665G303   19,315    2,184,908  SH        DEFINED        1       0     2,184,908  0
IRONWOOD PHARMACEUTICALS INC  COM CL A        46333X108    1,035       86,500  SH        DEFINED        1       0        86,500  0
ISIS PHARMACEUTICALS INC      COM             464330109   13,916    1,930,072  SH        DEFINED        1       0     1,930,072  0
LIGAND PHARMACEUTICALS INC    COM NEW         53220K504   41,261    3,476,044  SH        DEFINED        1       0     3,476,044  0
MYREXIS INC                   COM             62856H107    3,604    1,344,900  SH        DEFINED        1       0     1,344,900  0
NEKTAR THERAPEUTICS           COM             640268108   42,740    7,639,000  SH        DEFINED        1       0     7,639,000  0
NEUROCRINE BIOSCIENCES INC    COM             64125C109   50,395    5,928,865  SH        DEFINED        1       0     5,928,865  0
NEUROGESX                     COM             641252101    1,017    1,196,191  SH        DEFINED        1       0     1,196,191  0
ONCOTHYREON INC               COM             682324108    5,667      747,561  SH        DEFINED        1       0       747,561  0
OSTEOLOGIX INC                COM             68858P104      294    1,633,910  SH        DEFINED        1       0     1,633,910  0
PALATIN TECHNOLOGIES INC      COM PAR $ .01   696077403    2,090    5,200,000  SH        DEFINED        1       0     5,200,000  0
RIGEL PHARMACEUTICALS INC     COM NEW         766559603   54,951    6,964,590  SH        DEFINED        1       0     6,964,590  0
TARGACEPT INC                 COM             87611R306   18,201    3,267,602  SH        DEFINED        1       0     3,267,602  0